DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total Services Revenue			$ 7,800,326	$ 8,584,063	$ 11,054,779	$ 10,158,772
Total Revenue	$ 2,519,426	$ 2,786,610	7,810,956	8,619,354	11,094,170	10,212,377
Other
Total Revenue					0	749
TPT SpeedConnect
Total Revenue	1,816,781	2,419,442	5,867,005	7,683,928	9,958,770	8,002,875
Blue Collar
Total Revenue	$ 529,606	$ 351,515	1,241,060	877,607	1,051,120	1,941,955
TPT MedTech
Total Revenue			479,967	7,706	30,484	0
San Diego Media
Total Revenue			7,032	10,822	14,405	23,683
Aire Fitness
Total Revenue			205,263	4,000
K Telecom
Total Revenue			$ 10,630	$ 28,091	39,391	53,605
Copperhead Digital
Total Revenue					$ 0	$ 189,511